Taxes (Details) - Schedule of Taxes Payable - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Taxes Payable, Current [Abstract]
Income tax payable	$ 56,161	$ 10,939
Total taxes payable	$ 56,161	$ 10,939